Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,666,432	R$ 2,199,422
Borrowings and lease liabilities, current	1,666,432	2,199,422
Borrowings and lease liabilities, noncurrent	R$ 0	0
Banco Citi México | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	0.60%
Borrowings, maturity	June 2025
Borrowings	R$ 1,666,432	0
Banco Nacional de México | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	0.40%
Borrowings, maturity	August 2024
Borrowings	R$ 0	2,198,619
Banco Daycoval | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	15.66%
Borrowings, maturity	September 2024
Borrowings	R$ 0	R$ 803